Document and Entity Information	Sep. 16, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001797336
Document Type	8-K
Document Period End Date	Sep. 16, 2021
Entity Registrant Name	AYALA PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39279
Entity Tax Identification Number	82-3578375
Entity Address, Address Line One	Oppenheimer 4
Entity Address, City or Town	Rehovot 7670104
Entity Address, Postal Zip Code	7670104
Entity Address, Country	IL
City Area Code	(857)
Local Phone Number	444-0553
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	AYLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false